Annual Total Returns - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Index Fund	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Mar. 02, 2020
Fidelity Health Savings Index Fund
Bar Chart Table:
Annual Return 2021	5.15%